CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2014	$ 2,223,298	$ 11,210,804	$ 2,445,494	$ 46,081	$ (11,479,081)
Balance (in shares) at Dec. 31, 2014		722,345,600
Stock-based compensation	1,039,866	$ 0	1,039,866	0	0
Issuance of share capital related to acquisition (Celsus shares outstanding at date of acquisition)	20,339,140	$ 926,567	19,412,573	0	0
Issuance of share capital related to acquisition (Celsus shares outstanding at date of acquisition) (in shares)		55,636,283
Issuance of share capital related to financing, net of issuance costs	69,574,354	$ 6,144,075	63,430,279	0	0
Issuance of share capital related to financing, net of issuance costs (in shares)		395,881,100
Issuance of share capital for advisory fees	750,000	$ 59,448	690,552	0	0
Issuance of share capital for advisory fees (in shares)		3,830,400
Comprehensive Income (Loss)	(45,207,133)	$ 0	0	110,399	(45,317,532)
Balance at Dec. 31, 2015	48,719,525	$ 18,340,894	87,018,764	156,480	(56,796,613)
Balance (in shares) at Dec. 31, 2015		1,177,693,383
Stock-based compensation	3,933,222	$ 0	3,933,222	0	0
Dissolution of subsidiary	27,377	0	27,377	0	0
Comprehensive Income (Loss)	(18,577,574)	0	0	(436,577)	(18,140,997)
Balance at Dec. 31, 2016	34,102,550	$ 18,340,894	90,979,363	(280,097)	(74,937,610)
Balance (in shares) at Dec. 31, 2016		1,177,693,383
Stock-based compensation	2,734,946	$ 0	2,734,946	0	0
Issuance of share capital upon conversion of deferred shares	0	$ 0	0	0	0
Issuance of share capital upon conversion of deferred shares (in shares)		10
Issuance of share capital related to financing, net of issuance costs	15,671,881	$ 4,586,640	11,085,241	0	0
Issuance of share capital related to financing, net of issuance costs (in shares)		348,000,000
Comprehensive Income (Loss)	(35,355,406)	$ 0		43,851	(35,399,257)
Balance at Dec. 31, 2017	$ 17,153,971	$ 22,927,534	$ 104,799,550	$ (236,246)	$ (110,336,867)
Balance (in shares) at Dec. 31, 2017		1,525,693,393